Leases	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Leases

8. Leases

Operating leases as lessee

As of March 31, 2025 and 2024, the Company had property operating leases recorded on its consolidated balance sheets. The Company does not have options to extend or cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, at lease commence date, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

	2025	2024

Weighted average remaining lease term (in years)	1.13	1.62
Weighted average discount rate (%)	5.875%	5.875%

During the year ended March 31, 2025, 2024 and 2023, the addition to operating lease right-of-use assets was US$nil, US$nil and US$378,016, respectively. The operating lease expense was US$262,304, US$409,866 and US$367,228 for the years ended March 31, 2025, 2024 and 2023, respectively, and included in the cost of revenue and general and administrative expenses. Cash paid for operating leases was US$283,956, US$387,848 and US$358,506 for the years ended March 31, 2025, 2024 and 2023, respectively.

Maturities of lease liabilities were as follows:

For the year ending March 31,
2026	$144,959
2027	37,489
Total lease payments	$182,448
Less: imputed interest	(40,376)
Operating lease obligation, net	$142,072

Finance leases

The Company leases certain equipment under lease contracts that are accounted for as finance leases. If the contracts meet the criteria for a finance lease, the related equipment underlying the lease contract is capitalized and amortized over its estimated useful life.

Information relating to finance lease activities during the years ended March 31, 2025 and 2024 are as follows:

	2025	2024

Finance lease right-of-use assets	$87,385	$270,712

Finance lease liabilities, current portion	$56,795	$184,280
Finance lease liabilities, net of current portion	$—	$56,469

Amortization of finance lease right-of-use assets	$(184,601)	$(263,638)
Repayment and interest accretion of finance lease liabilities	$(185,053)	$(221,255)

Weighted average remaining lease term (in years)	0.73	1.48
Weighted average discount rate (%)	5.36%	6.99%

During the year ended March 31, 2025 and 2024, there was no addition to finance lease right-of-use assets. The amortization of finance lease right-of-use assets was US$184,601 and US$263,638 for the years ended March 31, 2025 and 2024, respectively, and included in the cost of revenue. Cash paid for finance lease was US$141,913, US$221,255 and US$445,302 for the years ended March 31, 2025, 2024 and 2023, respectively.

The interest of finance lease liabilities was US$11,433, US$24,133 and US$36,970 for the years ended March 31, 2025, 2024 and 2023, respectively, and included in the interest expense.

Future minimum finance lease payments are as follows:

For the year ending March 31,
2026	$58,535
Total lease payments	$58,535
Less: imputed interest	(1,740)
Finance lease obligation, net	56,795